As filed with the Securities and Exchange Commission on June 24, 2025
Commission File Nos. 333-226898
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 651	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 21, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the Flexible Premium Variable Deferred Annuity contract.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 11, is to designate a new effective date of the Post-Effective Amendment No. 10, which was filed on April 29, 2025 (Accession No. 0001045032-25-000158). Parts A, B and C of Post-Effective Amendment No. 10 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of June, 2025.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

*	June 24, 2025
Laura L. Prieskorn, Chief Executive Officer

*	June 24, 2025
Christopher A. Raub, President

*	June 24, 2025
Don W. Cummings, Executive Vice President and Chief Financial Officer

*	June 24, 2025
Craig A. Anderson, Senior Vice President and Controller

*	June 24, 2025
Barrett M. Bonemer, Vice President and Director

*	June 24, 2025
Scott E. Romine, Executive Vice President, Chair, and Director

*	June 24, 2025
Robert K. Butler, Director

*	June 24, 2025
Byron P. Thompson, Director

*	June 24, 2025
Patrick G. Boyle, Director

*	June 24, 2025
Nancy F. Heller, Director

*	June 24, 2025
David S. Berkowitz, Director

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (“Jackson of NY”), a New York corporation, hereby appoint Laura L. Prieskorn, Christopher A. Raub, Don W. Cummings, Carrie L. Chelko, Susan S. Rhee, and Scott J. Golde, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, 333-235568, and 333-252332), JNLNY Separate Account II (File No. 333-86933), JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), and Jackson National Life Insurance Company of New York (File Nos. 333-285257, 333-285258, 333-284838, and 333-284839), as well as any future separate account(s) and/or future file number(s) that Jackson of NY establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 14th day of April, 2025.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer

/s/ CHRISTOPHER A. RAUB
Christopher A. Raub, President

/s/ DON W. CUMMINGS
Don W. Cummings, Executive Vice President and Chief Financial Officer

/s/ CRAIG A. ANDERSON
Craig A. Anderson, Senior Vice President and Controller

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ SCOTT E. ROMINE
Scott E. Romine, Executive Vice President, Chair, and Director

/s/ ROBERT K. BUTLER
Robert K. Butler, Director

/s/ BYRON P. THOMPSON
Byron P. Thompson, Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

/s/ DAVID S. BERKOWITZ
David S. Berkowitz, Director